Loans (Schedule of Loans) (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2010
Disclosure of detailed information about borrowings [line items]
Bank loans	€ 42,545	€ 19,661
Other long-term loans	4,704	4,384
Total of long term loans	€ 66,092	€ 44,864
Linkage terms	EURIBOR	EURIBOR
Interest rate	3.50%	3.50%	3.43%
Bottom of range [Member]
Disclosure of detailed information about borrowings [line items]
Interest rate	1.60%	1.60%
Bottom of range [Member] | Bank Loan [Member]
Disclosure of detailed information about borrowings [line items]
Interest rate	1.60%	1.60%
Bottom of range [Member] | Other long-term loans [Member]
Disclosure of detailed information about borrowings [line items]
Interest rate	2.50%	2.50%
Top of range [member]
Disclosure of detailed information about borrowings [line items]
Interest rate	3.50%	3.50%
Top of range [member] | Bank Loan [Member]
Disclosure of detailed information about borrowings [line items]
Interest rate	3.00%	3.00%
Top of range [member] | Other long-term loans [Member]
Disclosure of detailed information about borrowings [line items]
Interest rate	5.00%	5.00%
Consumer price index in Israel [Member]
Disclosure of detailed information about borrowings [line items]
Bank loans	€ 18,843	€ 20,820
Linkage terms	Consumer price index in Israel	Consumer price index in Israel
Interest rate	4.65%